Business Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Acquisitions	3. BUSINESS ACQUISITIONS2019
Morse TEC
Overview
On October 30, 2019, we completed the acquisition of Morse TEC LLC ("Morse TEC") through our subsidiary, Enstar Holdings (US) LLC for $0 purchase price. Morse TEC held $0.7 billion in liabilities associated with personal injury asbestos claims and environmental claims arising from BorgWarner's legacy manufacturing operations. We applied the acquisition method to account for the Morse TEC transaction as required by ASC 805 - Business Combinations, with no goodwill or gain from bargain purchase being recorded on the acquisition. In addition, no intangible assets were identified for recognition on the acquisition.
Fair Value of Net Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed in the Morse TEC transaction at the acquisition date.

ASSETS
Cash and cash equivalents	$171,412
Deferred tax assets	140,000
Other assets - insurance balances receivable	371,116
TOTAL ASSETS	682,528
LIABILITIES
Defendant asbestos and environmental liabilities	662,507
Other liabilities	20,021
TOTAL LIABILITIES	$682,528
NET ASSETS ACQUIRED AT FAIR VALUE	—
Morse TEC's Results Included in the Consolidated Statement of Earnings
The table below summarizes the results of the Morse TEC operations, which were included in our consolidated statement of earnings from the acquisition date to December 31, 2019:

Net investment income	$488
General and administrative expenses	(1,459)
Other expenses	(1,512)
Net loss	$(2,483)
2018
Maiden Re North America
Overview
On December 27, 2018, we completed the acquisition of Maiden Reinsurance North America, Inc. (“Maiden Re North America”) from a subsidiary of Maiden Holdings, Ltd. ("Maiden Holdings"). Maiden Re North America is an insurance company domiciled in Missouri that provides property and casualty treaty reinsurance, casualty facultative reinsurance and accident and health treaty reinsurance.  As part of the transaction, we also novated and assumed certain reinsurance agreements from Maiden Holdings' Bermuda reinsurer, including certain reinsurance agreements with Maiden Re North America. Refer to Note 4 - "Significant New Business" for additional information relating to these reinsurance agreements. We have operated the business in run-off since we acquired it.
Purchase Price
The total cash paid in the transaction was $286.4 million, subject to certain post-closing adjustments. The components of the consideration paid to acquire all of the outstanding shares of Maiden Re North America were as follows:

Cash paid	$286,375
Adjustment for the fair value of preexisting relationships	10,273
Total purchase price	$296,648
Net assets acquired at fair value (including preexisting relationships)	$296,648
Excess of purchase price over fair value of net assets acquired	$—
The purchase price was allocated to the acquired assets and liabilities of Maiden Re North America based on their estimated fair values at the acquisition date.
Adjustment for the Fair Value of Preexisting Relationships
Enstar had contractual preexisting relationships with Maiden Re North America, which were deemed to be effectively settled at fair value on the acquisition date. The differences between the carrying value and the fair value of the preexisting relationships was included as part of the purchase price in accordance with ASC 805 - Business Combinations. The fair value of the balances relating to preexisting reinsurance relationships with Maiden Re North America were deemed to equal their carrying values given their short-term nature and the expectation that they would all be settled within twelve months following acquisition.
Fair Value of Net Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed (excluding preexisting relationships and net of the intercompany cession assumed as part of the transaction) in the Maiden Re North America transaction at the acquisition date.

ASSETS
Fixed maturities, trading, at fair value	$1,098,593
Short-term investments, trading, at fair value	3,508
Total investments	1,102,101
Cash and cash equivalents	12,035
Restricted cash and cash equivalents	26,871
Premiums receivable	138,378
Prepaid reinsurance premiums	3,257
Reinsurance balances recoverable	87,018
Other assets	96,669
TOTAL ASSETS	$1,466,329
LIABILITIES
Losses and LAE	$1,027,367
Unearned premiums	85,696
Other liabilities	56,618
TOTAL LIABILITIES	1,169,681
NET ASSETS ACQUIRED AT FAIR VALUE	$296,648
Maiden Re North America's Results Included in the Consolidated Statement of Earnings
The table below summarizes the results of the Maiden Re North America operations, which were included in our consolidated statement of earnings from the acquisition date to December 31, 2018:

Net investment income	$675
Net unrealized gains	3,749
General and administrative expenses	(435)
Net earnings	$3,989
KaylaRe
Overview
On May 14, 2018, the Company acquired all of the outstanding shares and warrants of KaylaRe Holdings, Ltd. ("KaylaRe"). In consideration for the acquired shares and warrants of KaylaRe, the Company issued an aggregate of 2,007,017 ordinary shares to the shareholders of KaylaRe, comprising 1,501,778 voting ordinary shares and 505,239 Series E non-voting ordinary shares. Effective May 14, 2018, we consolidated KaylaRe into our consolidated financial statements, and any balances between KaylaRe and Enstar are now eliminated upon consolidation. Effective September 30, 2019, KaylaRe and KaylaRe Ltd. merged with Cavello Bay Reinsurance Limited, a wholly-owned subsidiary of the Company, with Cavello Bay Reinsurance Limited as the surviving company. Refer to Note 21 - "Related Party Transactions" for additional information relating to KaylaRe.
Purchase Price
The components of the consideration paid to acquire all of the outstanding shares and warrants of KaylaRe were as follows:

Fair value of Enstar ordinary shares issued	$414,750
Fair value of previously held equity method investment	336,137
Adjustment for the fair value of preexisting relationships	37,169
Total purchase price	$788,056
Net assets acquired at fair value (excluding preexisting relationships)	$746,320
Excess of purchase price over fair value of net assets acquired	$41,736
The purchase price was allocated to the acquired assets and liabilities of KaylaRe based on their estimated fair values at the acquisition date. We recognized goodwill of $41.7 million on the transaction, primarily attributable to (i) the capital synergies from integrating KaylaRe into our group capital structure, (ii) investment management capabilities on a total return basis, and (iii) the incremental acquired capital to be utilized for future Run-off transactions.
Fair Value of Enstar Ordinary Shares Issued
The fair value of the Enstar ordinary shares issued was based on the closing price of Enstar's voting ordinary shares of $206.65 as of May 14, 2018, the date the transaction closed. Enstar's non-voting ordinary shares are economically equivalent to Enstar's voting ordinary shares.

Number of Enstar ordinary shares issued	2,007,017
Closing price of Enstar voting ordinary shares as of May 14, 2018	$206.65
Fair value of Enstar ordinary shares issued to shareholders of KaylaRe	$414,750
Fair Value of Previously Held Equity Method Investment
Prior to the close of the transaction, Enstar held a 48.2% interest in KaylaRe, which was accounted for as an equity method investment in accordance with ASC 323 - Investments - Equity Method and Joint Ventures. The acquisition of the remaining 51.8% equity interest in KaylaRe was considered a step acquisition, whereby the Company remeasured the previously held equity method investment to fair value. The Company considered multiple factors in determining the fair value of the previously held equity method investment, including (i) the price negotiated with the selling shareholders for the 51.8% equity interest in KaylaRe, (ii) recent market transactions for similar companies, and (iii) current trading multiples for comparable companies. Based on this analysis, a valuation multiple of 1.05 to KaylaRe's carrying book value was determined to be appropriate to remeasure the previously held equity method investment at fair value. This resulted in the recognition of a gain of $16.0 million on completion of the step acquisition of KaylaRe, which was recorded in earnings (losses) from equity method investments for the three and six months ended June 30, 2018.

Carrying value of previously held equity method investment prior to the close of the transaction	$320,130
Price-to-book multiple	1.05
Fair value of previously held equity method investment prior to the close of the transaction	$336,137

Gain recognized on remeasurement of previously held equity method investment to fair value	$16,007
Adjustment for the Fair Value of Preexisting Relationships
Enstar had contractual preexisting relationships with KaylaRe, which were deemed to be effectively settled at fair value on the acquisition date. The differences between the carrying value and the fair value of the preexisting relationships was included as part of the purchase price in accordance with ASC 805 - Business Combinations. The fair value of the balances relating to preexisting reinsurance relationships with KaylaRe was determined using a discounted cash flow approach and, where applicable, consideration was given to stated contractual settlement provisions, when determining the loss to be recorded on the deemed settlement of these preexisting relationships. The fair values of the balances arising from the non-reinsurance preexisting relationships with KaylaRe were deemed to equal their carrying values given their short-term nature and the expectation that they would all be settled within the next twelve months.
As a result of effectively settling all the contractual preexisting relationships with KaylaRe, the Company recognized a loss of $15.6 million, which was recorded in other income (loss) in the three and six months ended June 30, 2018, as summarized below:

ASSETS	Carrying value	Fair value	Loss on deemed settlement
Funds held by reinsured companies	$386,793	$386,793	$—
Deferred acquisition costs/Value of business acquired	33,549	40,268	6,719
TOTAL ASSETS	420,342	427,061	6,719
LIABILITIES
Losses and LAE	339,747	333,205	(6,542)
Unearned premiums	105,602	105,602	—
Insurance and reinsurance balances payable	25,897	23,559	(2,338)
Other liabilities	1,864	1,864	—
TOTAL LIABILITIES	473,110	464,230	(8,880)
NET ASSETS (LIABILITIES)	$(52,768)	$(37,169)	$15,599
Fair Value of Net Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed (excluding preexisting relationships) in the KaylaRe transaction at the acquisition date.

ASSETS
Fixed maturities, trading, at fair value	$126,393
Other investments, at fair value	626,476
Total investments	752,869
Cash and cash equivalents	5,657
Premiums receivable	10,965
Deferred acquisition costs	275
Other assets	614
TOTAL ASSETS	$770,380
LIABILITIES
Losses and LAE	$4,059
Unearned premiums	10,984
Insurance and reinsurance balances payable	13
Other liabilities	9,004
TOTAL LIABILITIES	24,060
NET ASSETS ACQUIRED AT FAIR VALUE	$746,320
KaylaRe's Results Included in the Consolidated Statement of Earnings
The table below summarizes the results of the KaylaRe operations, which are included in our consolidated statement of earnings from the acquisition date to December 31, 2018:

Premiums earned	$13,627
Incurred losses and LAE	(12,364)
Acquisition costs	(341)
Underwriting income	922
Net investment income	3,096
Net unrealized gains	(47,769)
General and administrative expenses	(2,164)
Net loss	$(45,915)